Subsequent Events (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Nov. 08, 2023	Jul. 06, 2023
Subsequent Events [Line Items]
Company repaid	$1,250,000
Amount received	$ 3,576,470
Agro Digital Fintech Co., Ltd [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Equity interest.			51.00%
X3 HOLDINGS PTE. LTD [Member] | Forecast [Member]
Subsequent Events [Line Items]
Equity interest.		100.00%
White Lion [Member]
Subsequent Events [Line Items]
Ordinary shares issued	37,500
Amount received	$ 100,000
YA II PN, Ltd [Member]
Subsequent Events [Line Items]
Ordinary shares issued	1,300,173
Amount received	$ 2,900,000